UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust (BHY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High Yield Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock High Yield Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Aerospace & Defense - 1.2%	CHC Helicopter Corp., 7.375%, 5/01/14	$170	$176,588
	DRS Technologies, Inc., 6.875%, 11/01/13	40	40,200
	DRS Technologies, Inc., 7.625%, 2/01/18	100	104,000
	Hexcel Corp., 6.75%, 2/01/15	80	77,400
	L-3 Communications Corp., 5.875%, 1/15/15	20	18,550
	TransDigm, Inc., 7.75%, 7/15/14	100	97,500
			514,238
Air Freight & Logistics - 0.2%	Park-Ohio Industries, Inc., 8.375%, 11/15/14	85	70,125
Airlines - 0.2%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	95	87,637
Auto Components - 2.8%	Allison Transmission, Inc., 11%, 11/01/15 (a)	95	85,975
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)	235	204,450
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	135	133,987
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	236	238,950
	Lear Corp., 8.75%, 12/01/16	195	154,050
	Metaldyne Corp., 10%, 11/01/13	255	104,550
	Stanadyne Corp. Series 1, 10%, 8/15/14	350	337,750
			1,259,712
Automobiles - 1.1%	Ford Capital BV, 9.50%, 6/01/10	520	436,800
	Ford Motor Co., 8.90%, 1/15/32	125	66,250
			503,050
Building Products - 1.2%	CPG International I, Inc., 10.50%, 7/01/13	150	118,500
	Momentive Performance Materials, Inc., 11.50%, 12/01/16	285	219,450
	Ply Gem Industries, Inc., 11.75%, 6/15/13 (a)	220	196,900
			534,850
Capital Markets - 0.6%	Marsico Parent Co., LLC, 10.625%, 1/15/16 (a)	174	149,857
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(b)	64	54,883
	Marsico Parent Superholdco, LLC, 14.50%,
	1/15/18 (a)(b)	43	36,569
			241,309
Chemicals - 3.3%	American Pacific Corp., 9%, 2/01/15	140	135,450
	Ames True Temper, Inc., 6.791%, 1/15/12 (d)	265	210,675
	Hexion U.S. Finance Corp., 7.304%, 11/15/14 (d)	100	78,000
	Hexion U.S. Finance Corp., 9.75%, 11/15/14	75	63,937
	Huntsman LLC, 11.50%, 7/15/12	95	99,037
	Innophos, Inc., 8.875%, 8/15/14	545	545,000
	Key Plastics LLC, 11.75%, 3/15/13 (a)	70	24,500
	MacDermid, Inc., 9.50%, 4/15/17 (a)	265	242,475
	Terra Capital, Inc. Series B, 7%, 2/01/17	40	39,500
			1,438,574
Commercial Services &	ARAMARK Corp., 8.50%, 2/01/15	55	54,794
Supplies - 3.3%	DI Finance Series B, 9.50%, 2/15/13	201	199,241
	FTI Consulting, Inc., 7.75%, 10/01/16	100	102,250
	PNA Intermediate Holding Corp., 9.676%, 2/15/13 (b)(d)	155	155,775
	Sally Holdings LLC, 9.25%, 11/15/14	35	34,125
	Sally Holdings LLC, 10.50%, 11/15/16	179	172,288
	US Investigations Services, Inc., 10.50%, 11/01/15 (a)	100	90,500
	Waste Services, Inc., 9.50%, 4/15/14	185	185,925

BlackRock High Yield Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	West Corp., 9.50%, 10/15/14	$125	$107,500
	West Corp., 11%, 10/15/16	475	377,625
			1,480,023
Communications Equipment - 0.6%	Nortel Networks Ltd., 7.041%, 7/15/11 (d)	150	147,000
	Nortel Networks Ltd., 10.75%, 7/15/16 (a)	145	136,663
			283,663
Construction Materials - 1.1%	Nortek Holdings, Inc., 10%, 12/01/13 (a)	530	474,350
Containers & Packaging - 2.3%	Berry Plastics Holding Corp., 6.651%, 9/15/14 (d)	75	55,125
	Crown Americas LLC, 7.75%, 11/15/15	85	87,762
	Graphic Packaging International Corp., 9.50%, 8/15/13	30	27,900
	Impress Holdings BV, 5.916%, 9/15/13 (a)(d)	270	238,950
	Pregis Corp., 12.375%, 10/15/13	310	297,600
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17	375	306,562
			1,013,899
Diversified Financial Services - 3.5%	CDX North America High Yield Series 6-T1,
	8.625%, 6/29/11	490	493,675
	Ford Motor Credit Co. LLC, 5.538%, 1/13/12 (d)	110	79,751
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	500	375,522
	GMAC LLC, 4.882%, 12/01/14 (d)	225	121,523
	GMAC LLC, 6.75%, 12/01/14	230	131,745
	GMAC LLC, 8%, 11/01/31	240	134,482
	Leucadia National Corp., 8.125%, 9/15/15	200	199,250
			1,535,948
Diversified Telecommunication	Asia Global Crossing Ltd., 13.375%, 10/15/10 (e)	2,000	80,000
Services - 5.3%	Broadview Networks Holdings, Inc., 11.375%, 9/01/12	180	160,200
	Cincinnati Bell, Inc., 7.25%, 7/15/13	405	390,825
	Qwest Communications International, Inc., 7.50%, 2/15/14	875	807,187
	Qwest Corp., 6.026%, 6/15/13 (d)	230	213,325
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)	375	388,125
	Windstream Corp., 8.125%, 8/01/13	200	202,000
	Windstream Corp., 8.625%, 8/01/16	120	121,500
			2,363,162
Electric Utilities - 1.7%	Elwood Energy LLC, 8.159%, 7/05/26	449	434,306
	Homer City Funding LLC Series B, 8.734%, 10/01/26	97	102,422
	NSG Holdings LLC, 7.75%, 12/15/25 (a)	170	166,600
	Sithe/Independence Funding Corp. Series A, 9%, 12/30/13	36	37,684
			741,012
Electrical Equipment - 1.0%	Coleman Cable, Inc., 9.875%, 10/01/12	155	142,212
	Superior Essex Communications LLC, 9%, 4/15/12	305	311,100
			453,312
Electronic Equipment &	NXP BV, 5.541%, 10/15/13 (d)	125	98,125
Instruments - 0.7%	Sanmina-SCI Corp., 8.125%, 3/01/16	255	226,950
			325,075
Energy Equipment & Services - 1.2%	Compagnie Generale de Geophysique-Veritas,
	7.50%, 5/15/15	50	49,500
	Compagnie Generale de Geophysique-Veritas,
	7.75%, 5/15/17	80	79,400
	Grant Prideco, Inc. Series B, 6.125%, 8/15/15	50	49,612

BlackRock High Yield Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Hornbeck Offshore Services, Inc. Series B,
	6.125%, 12/01/14	$5	$4,787
	North American Energy Partners, Inc., 8.75%, 12/01/11	335	336,675
	SemGroup LP, 8.75%, 11/15/15 (a)(e)	210	28,350
			548,324
Food & Staples Retailing - 1.2%	The Pantry, Inc., 7.75%, 2/15/14	265	206,700
	Rite Aid Corp., 7.50%, 3/01/17	400	324,000
			530,700
Gas Utilities - 1.4%	Targa Resources, Inc., 8.50%, 11/01/13	200	190,000
	Transcontinental Gas Pipe Line Corp. Series B,
	8.875%, 7/15/12	400	438,000
			628,000
Health Care Equipment &	Biomet, Inc., 10%, 10/15/17	75	80,625
Supplies - 3.0%	Biomet, Inc., 10.375%, 10/15/17 (b)	120	126,600
	Biomet, Inc., 11.625%, 10/15/17	100	105,625
	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (b)	150	132,375
	Hologic, Inc., 2%, 12/15/37 (f)(g)	145	111,650
	ReAble Therapeutics Finance LLC, 10.875%, 11/15/14 (a)	760	760,000
			1,316,875
Health Care Providers &	Community Health Systems, Inc. Series WI,
Services - 2.0%	8.875%, 7/15/15	40	40,300
	Tenet Healthcare Corp., 6.375%, 12/01/11	45	44,325
	Tenet Healthcare Corp., 6.50%, 6/01/12	615	597,319
	United Surgical Partners International, Inc., 8.875%, 5/01/17	139	122,320
	Viant Holdings, Inc., 10.125%, 7/15/17 (a)	115	97,175
			901,439
Hotels, Restaurants &	American Real Estate Partners LP, 8.125%, 6/01/12	185	165,575
Leisure - 6.0%	American Real Estate Partners LP, 7.125%, 2/15/13	300	286,500
	Gaylord Entertainment Co., 8%, 11/15/13	280	248,500
	Gaylord Entertainment Co., 6.75%, 11/15/14	40	37,200
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (a)	320	305,600
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(e)	174	125,280
	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (a)	525	396,375
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(b)	702	439,627
	Pinnacle Entertainment, Inc., 7.50%, 6/15/15	50	37,250
	Seneca Gaming Corp. Series B, 7.25%, 5/01/12	140	127,750
	Shingle Springs Tribal Gaming Authority,
	9.375%, 6/15/15 (a)	40	32,400
	Travelport LLC, 7.307%, 9/01/14 (d)	60	46,500
	Tropicana Entertainment LLC Series WI,
	9.625%, 12/15/14 (e)	75	20,250
	Virgin River Casino Corp., 9%, 1/15/12	445	307,050
	Wynn Las Vegas LLC, 6.625%, 12/01/14	70	63,350
			2,639,207
Household Durables - 0.3%	Jarden Corp., 7.50%, 5/01/17	150	130,500
	The Yankee Candle Co., Inc., 9.75%, 2/15/17	30	17,250
			147,750
IT Services - 1.9%	First Data Corp., 9.875%, 9/24/15 (a)	185	163,725
	iPayment, Inc., 9.75%, 5/15/14	120	100,500

BlackRock High Yield Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	iPayment Investors LP, 12.75%, 7/15/14 (a)(b)	$500	$467,142
	SunGard Data Systems, Inc., 9.125%, 8/15/13	85	86,912
			818,279
Independent Power Producers &	AES Red Oak LLC Series A, 8.54%, 11/30/19	127	131,703
Traders - 4.4%	AES Red Oak LLC Series B, 9.20%, 11/30/29	500	517,500
	Energy Future Holding Corp., 11.25%, 11/01/17 (a)(b)	575	569,250
	NRG Energy, Inc., 7.25%, 2/01/14	130	126,750
	NRG Energy, Inc., 7.375%, 2/01/16	385	373,450
	Texas Competitive Electric Holdings Co. LLC,
	10.25%, 11/01/15 (a)	70	70,000
	Texas Competitive Electric Holdings Co. LLC,
	10.50%, 11/01/16 (a)(b)	160	154,000
			1,942,653
Industrial Conglomerates - 1.7%	Sequa Corp., 11.75%, 12/01/15 (a)	380	330,600
	Sequa Corp., 13.50%, 12/01/15 (a)(b)	480	435,641
			766,241
Insurance - 0.8%	Alliant Holdings I, Inc., 11%, 5/01/15 (a)	300	267,000
	USI Holdings Corp., 6.679%, 11/15/14 (a)(d)	100	80,000
			347,000
Leisure Equipment & Products - 0.4%	Easton-Bell Sports, Inc., 8.375%, 10/01/12	115	90,275
	Quiksilver, Inc., 6.875%, 4/15/15	100	78,500
			168,775
Machinery - 2.0%	AGY Holding Corp., 11%, 11/15/14	200	179,000
	Accuride Corp., 8.50%, 2/01/15	85	57,800
	RBS Global, Inc., 8.875%, 9/01/16	85	77,775
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (a)	510	400,350
	Terex Corp., 7.375%, 1/15/14	55	53,763
	Terex Corp., 8%, 11/15/17	135	131,963
			900,651
Marine - 0.2%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	106	103,615
Media - 12.6%	Affinion Group, Inc., 10.125%, 10/15/13	215	216,075
	Affinion Group, Inc., 11.50%, 10/15/15	175	174,125
	CMP Susquehanna Corp., 9.875%, 5/15/14	290	182,700
	CSC Holdings, Inc. Series B, 7.625%, 4/01/11	45	44,494
	Cablevision Systems Corp. Series B, 7.133%, 4/01/09 (d)	175	176,094
	Charter Communications Holdings I, LLC, 11%, 10/01/15	215	162,338
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10	850	809,438
	Dex Media West LLC, 9.875%, 8/15/13	50	39,250
	DirecTV Holdings LLC, 8.375%, 3/15/13	125	129,062
	DirecTV Holdings LLC, 7.625%, 5/15/16 (a)	380	377,150
	EchoStar DBS Corp., 7%, 10/01/13	30	28,500
	EchoStar DBS Corp., 7.125%, 2/01/16	260	239,850
	Harland Clarke Holdings Corp., 7.554%, 5/15/15 (d)	50	35,250
	Harland Clarke Holdings Corp., 9.50%, 5/15/15	60	48,900
	Intelsat Corp., 6.875%, 1/15/28	210	160,650
	Network Communications, Inc., 10.75%, 12/01/13	245	184,975
	Nielsen Finance LLC, 10%, 8/01/14	260	261,950
	Nielsen Finance LLC, 10%, 8/01/14 (a)	300	302,250
	ProtoStar I Ltd., 12.50%, 10/15/12 (a)(d)(f)	401	388,922

BlackRock High Yield Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	R.H. Donnelley Corp., 11.75%, 5/15/15 (a)	$404	$298,960
	Rainbow National Services LLC, 8.75%, 9/01/12 (a)	310	313,487
	Rainbow National Services LLC, 10.375%, 9/01/14 (a)	318	336,683
	TL Acquisitions, Inc., 10.50%, 1/15/15 (a)	590	519,200
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(f)	75	67,969
	Windstream Regatta Holdings, Inc., 11%, 12/01/17 (a)	150	97,500
			5,595,772
Metals & Mining - 3.9%	AK Steel Corp., 7.75%, 6/15/12	85	87,125
	Aleris International, Inc., 9%, 12/15/14 (b)	120	92,400
	Aleris International, Inc., 10%, 12/15/16	125	86,250
	FMG Finance Property Ltd., 10%, 9/01/13 (a)	85	92,650
	FMG Finance Property Ltd., 10.625%, 9/01/16 (a)	205	237,800
	Freeport-McMoRan Copper & Gold, Inc., 5.883%, 4/01/15 (d)	240	241,157
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17	415	434,712
	Russel Metals, Inc., 6.375%, 3/01/14	125	117,188
	Ryerson, Inc., 10.176%, 11/01/14 (a)(d)	60	57,000
	Ryerson, Inc., 12%, 11/01/15 (a)	85	82,875
	Steel Dynamics, Inc., 7.375%, 11/01/12	80	79,200
	Vedanta Resources Plc, 9.50%, 7/18/18 (a)	105	103,785
			1,712,142
Multiline Retail - 0.3%	Neiman Marcus Group, Inc., 9%, 10/15/15 (b)	115	112,412
Oil, Gas & Consumable	Atlas Energy Resources LLC, 10.75%, 2/01/18 (a)	210	214,725
Fuels - 9.8%	Berry Petroleum Co., 8.25%, 11/01/16	80	78,800
	Chaparral Energy, Inc., 8.50%, 12/01/15	100	86,250
	Chesapeake Energy Corp., 6.375%, 6/15/15	90	85,050
	Chesapeake Energy Corp., 6.625%, 1/15/16	250	240,000
	Chesapeake Energy Corp., 7.25%, 12/15/18	125	122,500
	Chesapeake Energy Corp., 2.25%, 12/15/38 (f)	100	95,375
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	100	97,500
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (a)	200	209,500
	Corral Finans AB, 7.713%, 4/15/10 (a)(b)	338	311,070
	Denbury Resources, Inc., 7.50%, 12/15/15	30	29,775
	EXCO Resources, Inc., 7.25%, 1/15/11	370	366,300
	Encore Acquisition Co., 6%, 7/15/15	40	36,200
	Forest Oil Corp., 7.25%, 6/15/19	190	178,600
	Forest Oil Corp., 7.25%, 6/15/19 (a)	175	164,500
	Frontier Oil Corp., 6.625%, 10/01/11	65	63,050
	Newfield Exploration Co., 6.625%, 9/01/14	30	28,350
	OPTI Canada, Inc., 8.25%, 12/15/14	440	443,300
	Overseas Shipholding Group, Inc., 7.50%, 2/15/24	350	319,375
	PetroHawk Energy Corp., 7.875%, 6/01/15 (a)	50	48,375
	Range Resources Corp., 7.375%, 7/15/13	185	182,688
	Sabine Pass LNG LP, 7.50%, 11/30/16	130	111,800
	SandRidge Energy, Inc., 8%, 6/01/18 (a)	165	163,350
	Tennessee Gas Pipeline Co., 8.375%, 6/15/32	160	175,306
	Whiting Petroleum Corp., 7.25%, 5/01/12	125	122,813
	Whiting Petroleum Corp., 7.25%, 5/01/13	370	361,675
			4,336,227
Paper & Forest Products - 3.1%	Abitibi-Consolidated, Inc., 8.85%, 8/01/30	35	12,687

BlackRock High Yield Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Ainsworth Lumber Co. Ltd., 6.551%, 10/01/10 (d)	$40	$16,800
	Bowater Canada Finance Corp., 7.95%, 11/15/11	115	74,750
	Bowater, Inc., 9%, 8/01/09	60	54,900
	Bowater, Inc., 5.776%, 3/15/10 (d)	130	106,600
	Cascades, Inc., 7.25%, 2/15/13	175	148,750
	Domtar Corp., 7.125%, 8/15/15	40	37,600
	NewPage Corp., 10%, 5/01/12	520	497,900
	NewPage Corp., 12%, 5/01/13	160	153,200
	Norske Skog Canada Ltd., 7.375%, 3/01/14	120	82,800
	Verso Paper Holdings LLC Series B, 6.551%, 8/01/14 (d)	40	35,200
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14	165	147,675
			1,368,862
Pharmaceuticals - 0.5%	Angiotech Pharmaceuticals, Inc., 6.432%, 12/01/13 (d)	230	204,700
Real Estate Management &	Realogy Corp., 10.50%, 4/15/14	200	130,000
Development - 0.7%	Realogy Corp., 11%, 4/15/14 (b)	255	138,338
	Realogy Corp., 12.375%, 4/15/15	105	49,875
			318,213
Semiconductors & Semiconductor	Amkor Technology, Inc., 7.75%, 5/15/13	40	36,600
Equipment - 1.4%	Amkor Technology, Inc., 9.25%, 6/01/16	125	118,437
	Freescale Semiconductor, Inc., 8.875%, 12/15/14	160	135,600
	Freescale Semiconductor, Inc., 9.125%, 12/15/14 (b)	235	190,350
	Spansion, Inc., 5.807%, 6/01/13 (a)(d)	190	133,000
			613,987
Software - 0.1%	BMS Holdings, Inc., 10.595%, 2/15/12 (a)(b)(d)	68	42,446
Specialty Retail - 3.5%	Asbury Automotive Group, Inc., 7.625%, 3/15/17	60	44,325
	AutoNation, Inc., 4.791%, 4/15/13 (d)	80	66,000
	AutoNation, Inc., 7%, 4/15/14	90	77,512
	General Nutrition Centers, Inc., 7.199%, 3/15/14 (b)(d)	280	229,514
	General Nutrition Centers, Inc., 10.75%, 3/15/15	250	210,625
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (f)(g)	25	14,688
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12	475	315,875
	Michaels Stores, Inc., 10%, 11/01/14	150	120,375
	Michaels Stores, Inc., 11.375%, 11/01/16	130	91,650
	Rent-A-Center, Inc. Series B, 7.50%, 5/01/10	250	243,750
	United Auto Group, Inc., 7.75%, 12/15/16	180	148,500
			1,562,814
Thrifts & Mortgage Finance - 0.0%	Residential Capital LLC, 8.50%, 5/15/10 (a)	7	5,005
Wireless Telecommunication	Centennial Communications Corp., 8.541%, 1/01/13 (d)	220	219,175
Services - 5.8%	Centennial Communications Corp., 8.125%, 2/01/14	455	459,550
	Cricket Communications, Inc., 9.375%, 11/01/14	40	39,200
	Cricket Communications, Inc., 10.875%, 11/01/14	180	176,400
	Digicel Group Ltd., 8.875%, 1/15/15 (a)	130	119,925
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)	294	266,070
	iPCS, Inc., 4.926%, 5/01/13 (d)	90	80,100
	MetroPCS Wireless, Inc., 9.25%, 11/01/14	515	499,550
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (a)	445	429,425
	Sprint Capital Corp., 7.625%, 1/30/11	295	286,150
			2,575,545
	Total Corporate Bonds - 98.3%		43,527,573

BlackRock High Yield Trust
Schedule of Investments July 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
Industry	Senior Floating Rate Loan Interests	(000)	Value
Auto Components - 0.6%	Dana Corp. Term Loan B, 6.75%, 1/31/15	$225	$207,356
	Delphi Automotive Systems Delay Draw Term Loan,
	8.50%, 12/31/08	18	16,425
	Delphi Automotive Systems Term Loan, 8.50%, 12/31/08	41	36,213
			259,994
Automobiles - 0.4%	Ford Motor Term Loan B, 5.48%, 12/15/13	150	117,557
	General Motors Corp. Term Loan B, 5.163%, 11/29/13	100	78,351
			195,908
Building Products - 1.1%	Building Material Corp. of America First Lien Term Loan,
	5.688%, 2/22/14	150	128,771
	Masonite International Term Loan, 4.63% - 5.046%, 4/06/13	199	174,569
	Masonite International Term Loan B,
	4.63% - 5.046%, 4/06/13	200	174,867
			478,207
Chemicals - 1.0%	PQ Corp. Second Lien Term Loan, 9.40%, 5/29/16	500	432,500
Health Care Providers &	Rotech Healthcare, Inc. Term Loan B, 10.832%, 9/26/11	260	218,136
Services - 0.5%
Hotels, Restaurants & Leisure - 0.6%	Travelport, Inc. Term Loan, 9.793%, 3/22/12	446	289,964
Household Products - 0.2%	Spectrum Brands, Inc. Letter of Credit, 4.45%, 4/15/13	4	3,574
	Spectrum Brands, Inc. Term Loan B-1, 6.475%, 4/15/13	80	70,784
			74,358
Independent Power Producers	TXU Corp. Term Loan B-2, 6.478% - 6.596%, 10/14/29	248	233,149
& Energy Traders - 1.6%	TXU Corp. Term Loan B-3, 6.478% - 8.396%, 10/10/14	495	463,367
			696,516
Machinery - 0.1%	Rexnord Corp. Payment In Kind Term Loan, 9.676%, 3/02/13	58	46,460
Media - 3.9%	Affinion Group, Inc. Term Loan, 9.267%, 3/01/12	325	263,250
	Education Media and Publishing First Lien Term Loan B,
	6.901%, 11/14/14	439	393,258
	Education Media and Publishing Second Lien Term Loan, 9.50%,
	11/14/14	1,011	839,441
	Thomson Learning, Inc. Term Loan B 2, 6.42%, 7/05/14	250	247,500
			1,743,449
Paper & Forest Products - 0.4%	Verso Paper Holdings LLC Term Loan B, 9.033%, 2/01/13	179	168,747
	Total Senior Floating Rate Loan Interests - 10.4%		4,604,239

	Common Stocks	Shares
Specialty Retail - 0.0%	Mattress Discounters Corp. (h)(i)	14,992	0
	Total Common Stocks - 0.0%		0
	Preferred Securities

		Par
	Capital Trusts	(000)
Diversified Financial Services - 1.1%	Citigroup, Inc., 8.40%, 4/29/49 (d)(j)	$420	359,621
	JPMorgan Chase & Co., 7.90%, 4/29/49 (d)(j)	130	120,253
	Total Capital Trusts 1.1%		479,874
	Preferred Stocks	Shares
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (a)	12	10,320
Electrical Equipment - 0.1%	Superior Essex Holding Corp. Series A, 9.50%	40,000	30,000
	Total Preferred Stocks - 0.1%		40,320
	Total Preferred Securities - 1.2%		520,194

BlackRock High Yield Trust
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Warrants (k)	(000)	Value
Communications Equipment - 0.0%	PF Net Communications, Inc. (expires 5/15/10) (a)(i)	$1	$0
Diversified Telecommunication	NEON Communications, Inc. (expires 12/02/12) (i)	54	1
Services - 0.0%
	Total Warrants - 0.0%		1
		Beneficial
		Interest
	Other Interests (c)	(000)
Health Care Providers &	Critical Care Systems International, Inc. (i)	$5	1,592
Services - 0.0%
	Total Other Interests - 0.0%		1,592
	Total Long-Term Investments
	(Cost - $56,639,779) - 109.9%		48,653,599
		Par
	Short-Term Securities	(000)
U.S. Government and Agency	Federal Home Loan Bank, 1.82%, 8/01/08	$2,800	2,800,000
Discount Notes - 6.4%
	Total Short-Term Securities
	(Cost - $2,800,000) - 6.4%		2,800,000
	Options Purchased	Contracts
Call Options	Marsico Parent Superholdco LLC, expiring
	December 2009 at $942.86	3	5,175
	Total Options Purchased (Cost - $2,933) - 0.0%		5,175
	Total Investments (Cost - $59,442,712*) - 116.3%		51,458,774
	Liabilities in Excess of Other Assets - (16.3)%		(7,195,593)
	Net Assets - 100.0%		$44,263,181

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008 as computed for federal income tax purposes, were as follows:

Aggregate cost	$59,446,340
Gross unrealized appreciation	$189,156
Gross unrealized depreciation	(8,176,722)
Net unrealized depreciation	$(7,987,566)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.

(b)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(c)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non- income producing.
(d)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(e)	Issuer filed for bankruptcy or is in default of interest payments.
(f)	Convertible security.
(g)	Represents a step bond. Rate shown reflects the effective yield at time of purchase.
(h)	Non-income producing security.
(i)	Security is fair valued.
(j)

Security is a perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.

(k)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

BlackRock High Yield Trust
Schedule of Investments July 31, 2008 (Unaudited)

•

For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Yield Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: September 19, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Yield Trust

Date: September 19, 2008

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